VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
Consolidated VIEs
A significant portion of the Company’s assets are held through VIEs in which the Company holds a 100 per cent voting interest, the VIE meets the definition of a business and the VIE’s assets can be used for general corporate purposes. The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations, or are not considered a business, were as follows:

at December 31
(millions of Canadian $)	2023[1]	2022

ASSETS
Current Assets
Cash and cash equivalents	190	60
Accounts receivable	476	98
Inventories	90	32
Other current assets	49	14
	805	204
Plant, Property and Equipment	27,649	3,997
Equity Investments	823	748
Regulatory Assets	12	—
Goodwill	439	449
	29,728	5,398
LIABILITIES
Current Liabilities
Accounts payable and other	1,135	234
Accrued interest	210	18
Current portion of long-term debt	28	31
	1,373	283
Regulatory Liabilities	280	78
Other Long-Term Liabilities	56	1
Deferred Income Tax Liabilities	22	16
Long-Term Debt	11,388	2,136
	13,119	2,514
1Columbia Gas and Columbia Gulf were classified as a VIE upon TC Energy's sale of a 40 per cent non-controlling equity interest on October 4, 2023. Refer to             Note 24, Non-controlling interests, and Note 31, Acquisitions and dispositions, for additional information.
Non-Consolidated VIEs
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs were as follows:

at December 31
(millions of Canadian $)	2023	2022

Balance Sheet Exposure
Equity investments
Bruce Power	6,241	5,783
Pipeline equity investments and other	1,411	1,148
Off-Balance Sheet Exposure[1]
Bruce Power	1,538	2,025
Coastal GasLink[2]	855	3,300
Pipeline equity investments	58	58
Maximum exposure to loss	10,103	12,314
1Includes maximum potential exposure to guarantees and future funding commitments.
2TC Energy is contractually obligated to fund the capital costs to complete the Coastal GasLink pipeline by funding the remaining equity requirements of Coastal GasLink LP through incremental capacity on the subordinated loan agreement with Coastal GasLink LP until final costs are determined. At December 31, 2023, the total capacity committed by TC Energy under this subordinated loan agreement was $3,375 million (December 31, 2022 – $1,262 million). In the year ended December 31, 2023, $2,520 million was drawn on the subordinated loan, reducing the Company's funding commitment under the subordinated loan agreement to $855 million. Refer to Note 8, Coastal GasLink, for further information.
In July 2022, the Company entered into revised project agreements relating to its investment in Coastal GasLink LP and committed to make additional equity contributions, which did not result in a change in the Company’s 35 per cent ownership. These revisions and additional equity contributions were determined to be a VIE reconsideration event for TC Energy’s investment in Coastal GasLink LP. The Company performed a re-assessment of control and determined that Coastal GasLink LP continued to meet the definition of a VIE in which the Company held a variable interest. The re-assessment further determined that TC Energy was not the primary beneficiary of Coastal GasLink LP as the Company does not have the power, either explicit or implicit through voting rights or otherwise, to direct the activities that most significantly impact the economic performance of Coastal GasLink LP. Accordingly, the Company continued to account for its investment using the equity method of accounting. Refer to Note 8, Coastal GasLink, for additional information.